Noncontrolling Interest - Schedule of Noncontrolling Interest (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Total Noncontrolling Interests, beginning of period				$ 0					$ 0
Net Income (Loss) Attributable to Noncontrolling Interest	$ 362	$ (21)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	341	$ 0	$ 223
Contributions From Noncontrolling Interest									1,020
Total Noncontrolling Interests, end of period	$ 1,361				$ 0				$ 1,361	$ 0